Meehan Mutual Funds, Inc.
7250 Woodmont Avenue, Suite 315
Bethesda, MD 20814
(301) 543-8881
March 3, 2016
VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Meehan Mutual Funds, Inc.
File Nos. 333-86655 and 811-9575

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the above-referenced Registrant, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund, a series of the above-referenced Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 24  to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 29, 2016.

Very truly yours, /s/ Paul P. Meehan Paul Meehan Vice President Meehan Mutual Funds, Inc.

cc:  Timothy A. Bekkers
K&L Gates LLP